UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-_5883____

DREYFUS INDEX FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/04

SSL-DOCS2 70180139v2

FORM N-Q Item 1. Schedule of Investments.
DREYFUS SMALLCAP STOCK INDEX FUND
Statement of Investments
July 31, 2004 ( Unaudited)

Common Stocks--99.6%	Shares	Value ($)

Consumer Cyclical--17.0%
Action Performance Cos.	14,600 a	157,680
Advanced Marketing Services	15,000	169,950
Albany International, Cl. A	30,000	897,600
Angelica	9,700	233,479
Applica	22,500 b	115,875
Arctic Cat	21,800	591,434
Argosy Gaming	27,600 b	900,588
Ashworth	7,500 b	64,875
Atlantic Coast Airlines Holdings	35,300 b	129,551
Aztar	32,100 b	779,067
Bally Total Fitness Holdings	28,500 b	147,060
Bassett Furniture	11,500	219,650
Brown Shoe	19,400	625,262
Burlington Coat Factory Warehouse	37,000	671,180
CEC Entertainment	38,425 b	1,396,749
CPI	10,100	135,542
Casey's General Stores	48,200	779,876
Cato, Cl. A	20,500	427,835
Children's Place Retail Stores	25,000 b	512,500
Christopher & Banks	36,775	602,007
Coachmen Industries	12,400	192,820
Concord Camera	15,600 b	42,744
Cost Plus	17,800 b	595,588
Department 56	16,900 b	260,598
Dress Barn	30,200 b	505,850
Duane Reade	19,000 b	312,930
Electronics Boutique Holdings	23,400 b	587,574
Enesco Group	10,300 b	88,065
Ethan Allen Interiors	36,800 a	1,367,120
Fedders	13,670	55,090
Fleetwood Enterprises	41,500 b	557,760
Fossil	63,125 b	1,526,994
Fred's	31,500	568,575
Frontier Airlines	24,600 b	193,602
GenCorp	38,600 a	455,866
Genesco	22,300 b	478,558
Goody's Family Clothing	34,700	302,584
Great Atlantic & Pacific	21,500 b	148,350
Group 1 Automotive	22,000 b	654,280
Guitar Center	22,500 b	1,011,375
Gymboree	23,300 b	368,839
Haggar	6,000	115,500
Hancock Fabrics	15,300	176,562
Haverty Furniture	27,600	513,084
Hibbett Sporting Goods	25,200 b	480,312
Hot Topic	46,800 a,b	745,056
IHOP	19,500	721,305
Insight Enterprises	40,900 b	656,036
Interface, Cl. A	35,900 b	298,688
Intermet	14,000	51,940
J. Jill Group	17,600 b	326,832
JAKKS Pacific	22,900 a,b	459,603
Jack in the Box	35,600 b	1,135,640
Jo-Ann Stores	20,960 b	555,859
K-Swiss	36,600	658,800
K2	33,500 b	477,375
Kellwood	27,500	1,104,125
Landry's Restaurants	25,300	764,819
La-Z Boy	52,500	907,200
Linens 'n Things	39,800 b	1,059,476
Lone Star Steakhouse & Saloon	22,300	540,552
Marcus	29,900	525,941
Men's Wearhouse	35,400 b	937,746
Mesa Air Group	44,000 b	274,560
Midas	14,100 b	251,685
Monaco Coach	30,050	729,614
Movie Gallery	33,000	573,870
Multimedia Games	23,800 a,b	450,534
NBTY	65,300 b	1,420,928
National Presto Industries	6,000	241,320
Nautilus Group	33,600 a	622,272
O'Charleys	16,200 b	284,796
OshKosh B'Gosh	8,600	192,898
Oshkosh Truck	33,600	1,779,792
Oxford Industries	16,500	652,905
P.F. Chang's China Bistro	21,900 a,b	973,017
Panera Bread, Cl. A	28,000 a,b	1,032,920
Papa John's International	20,000 b	607,400
Pep Boys-Manny, Moe & Jack	59,200	1,225,440
Phillips-Van Heusen	25,500	483,735
Pinnacle Entertainment	25,700 b	290,153
Polaris Industries	42,600	2,036,280
Prime Hospitality	44,700 b	410,346
Quicksilver	50,600 b	1,090,936
RARE Hospitality International	33,650 b	949,266

Russ Berrie & Co.	18,300	348,432
Russell	32,000	566,080
Ryan's Family Steak House	41,500 b	601,335
SCP Pool	35,487	1,463,129
School Specialty	18,200 b	626,262
Select Comfort	37,400 b	764,082
ShopKo Stores	28,000 b	435,400
Shuffle Master	23,549 a,b	753,333
SkyWest	51,800	731,934
Sonic	54,555 b	1,254,765
Standard Motor Products	20,800	297,440
Steak n Shake	28,078 b	480,695
Stein Mart	43,000 b	780,020
Stride Rite	39,600	411,840
Sturm Ruger	27,000	281,070
TBC	19,800 b	473,814
Too	32,400 b	485,352
Toro	24,100	1,578,550
Tower Automotive	54,600 a,b	171,990
Tractor Supply	38,700 b	1,403,262
Triarc, Cl. B	49,500	483,120
Ultimate Electronics	5,100 a,b	17,442
Urban Outfitters	77,100 b	2,292,954
WMS Industries	25,500 a,b	694,620
Wabash National	34,500 b	996,360
Wet Seal, Cl. A	20,000 a,b	102,000
Winnebago Industries	34,400	1,267,640
Wolverine World Wide	40,800	953,904
Zale	51,700 b	1,403,138
		71,740,003	0.16963183

Consumer Staples--2.4%
American Italian Pasta, Cl. A	15,000 a	441,150
Corn Products International	32,700	1,410,024
DIMON	43,600	235,440
Delta & Pine Land	34,233	768,531
Flowers Foods	44,550	1,162,755
Hain Celestial Group	29,700 b	490,941
J & J Snack Foods	9,000 b	330,570
Lance	29,400	442,176
Libbey	14,300	321,464
Nash Finch	15,500	409,510
Nature's Sunshine Products	14,500	215,760
Performance Food Group	40,500 b	1,003,590
Ralcorp Holdings	27,400 b	999,278
Sanderson Farms	20,400	983,892
United Natural Foods	33,000 b	715,110
WD-40	16,600	437,908
		10,368,099	0.024515745

Energy--8.0%
American States Water	10,950	252,398
Atmos Energy	57,800	1,454,826
Atwood Oceanics	12,400 b	479,384
Cabot Oil & Gas	31,400	1,380,658
Cal Dive International	36,500 b	1,131,500
Carbo Ceramics	16,200	1,147,446
Cascade Natural Gas	9,900	198,891
Cimarex Energy	40,800 b	1,327,224
Dril-Quip	15,100 b	284,635
Energen	35,800	1,695,130
Evergreen Resources	38,700 b	1,583,604
Frontier Oil	27,400	587,730
Headwaters	33,000 b	915,420
Hydril	21,000 b	748,650
Laclede Group	19,300	519,363
NUI	13,400	177,818
New Jersey Resources	26,800	1,089,420
Northwest Natural Gas	27,600	810,888
Oceaneering International	24,000 b	793,680
Patina Oil & Gas	64,550	1,903,580
Piedmont Natural Gas	36,000	1,485,000
Remington Oil & Gas	27,400 b	648,010
St. Mary Land & Exploration	27,700	950,387
Southern Union	73,372 b	1,460,836
Southwest Gas	33,000	781,110
Southwestern Energy	34,600 b	1,113,774
Spinnaker Exploration	30,300 b	1,083,831
Stone Energy	26,200 b	1,185,288
Swift Energy	26,500 b	601,285
TETRA Technologies	21,550 b	567,843
UGI	48,400	1,567,676
Unit	45,300 b	1,460,925
Veritas DGC	33,100 b	815,253
Vintage Petroleum	63,500	1,085,850
W-H Energy Services	20,900 b	420,090
		33,709,403	0.079707102

Health Care--10.8%
Accredo Health	44,125 b	1,429,650
Advanced Medical Optics	29,300 b	1,114,865
Alpharma, Cl. A	52,400	861,456
American Healthways	30,200 a,b	822,346

American Medical Systems Holdings	30,900 b	983,238
Amerigroup	22,300 b	1,069,508
AmSurg	28,500 b	676,875
ArQule	16,200 b	69,174
ArthroCare	18,000 a,b	479,340
BioLase Technology	18,200 a,b	167,986
Biosite	16,400 a,b	724,716
Bradley Pharmaceuticals	12,800 b	301,312
CIMA Labs	14,000 b	473,900
CONMED	30,200 b	669,232
Cooper Cos.	31,400	1,866,730
CryoLife	10,250 a,b	49,200
Curative Health Services	12,800 b	78,848
Cyberonics	19,200 b	537,216
Datascope	15,100	524,121
Diagnostic Products	29,500	1,184,425
Enzo Biochem	31,540 b	430,206
Haemonetics	24,800 b	744,000
Hologic	20,800 b	414,336
Hooper Holmes	53,000	245,390
ICU Medical	13,100 a,b	364,180
IDEXX Laboratories	32,300 b	1,627,597
Immucor	28,800 b	583,488
Integra LifeSciences Holdings	25,200 b	796,194
Invacare	30,900	1,252,995
LabOne	15,600 a,b	460,356
MGI Pharma	65,100 b	1,823,451
Medicis Pharmaceutical, Cl. A	51,500	1,842,155
Mentor	39,500	1,243,855
Merit Medical Systems	26,200 b	442,256
Noven Pharmaceuticals	18,900 b	381,969
Odyssey Healthcare	35,550 a,b	610,749
Orthodontic Centers of America	49,500 a,b	334,620
Osteotech	10,500 b	40,635
Owens & Minor	39,500	1,013,965
Pediatrix Medical Group	24,100 b	1,524,084
PolyMedica	27,400	834,604
Possis Medical	15,800 b	451,880
Priority Healthcare, Cl. B	40,818 b	914,323
Province Healthcare	46,150 b	670,559
Regeneron Pharmaceuticals	49,000 b	419,440
RehabCare Group	16,500 b	395,175
ResMed	30,400 b	1,489,600
Respironics	32,000 b	1,783,040
Savient Pharmaceuticals	65,000 b	135,850
Sierra Health Services	27,000 b	1,193,400
Sola International	33,000 b	536,580
Sunrise Senior Living	20,600 a,b	727,180
Sybron Dental Specialties	38,999 b	1,049,073
Techne	40,100 b	1,595,980
Theragenics	23,700 b	98,592
US Oncology	80,800 b	1,201,496
United Surgical Partners International	25,300 b	891,572
Viasys Healthcare	31,200 b	472,680
Vital Signs	12,800	382,208
		45,503,851	0.1075955

Interest Sensitive--15.2%
Anchor Bancorp Wisconsin	21,000	534,240
BankAtlantic Bancorp, Cl. A	58,000	1,057,920
BankUnited Financial, Cl. A	28,800 b	772,992
Boston Private Financial Holdings	26,400	612,744
Brookline Bancorp	48,000	683,040
Capital Automotive	36,800	1,066,832
Cash America International	29,000	651,050
Centene	17,000 b	663,000
Chittenden	32,550	1,105,724
Colonial Properties Trust	28,200	1,071,600
Commercial Federal	37,800	995,274
Commercial Net Lease Realty	45,800	778,600
Community First Bankshares	32,400	1,043,280
Delphi Financial Group, Cl. A	28,017	1,136,089
Dime Community Bancshares	36,250	602,475
Downey Financial	27,680	1,487,800
East West Bancorp	45,300	1,527,516
Entertainment Properties Trust	24,700	873,392
Essex Property Trust	20,100 a	1,324,590
Financial Federal	17,100 b	549,936
First Bancorp	39,250	1,666,163
First Midwest Bancorp	41,674	1,407,331
First Republic Bank	17,000	736,100
FirstFed Financial	18,000 b	815,580
Flagstar Bancorp	61,400	1,207,738
Fremont General	76,700	1,440,426
Gables Residential Trust	26,200	865,910
Glenborough Realty Trust	31,300	572,164
Gold Banc	40,400	628,220
Hilb Rogal & Hobbs Co.	34,000 a	1,142,060
Hudson United Bancorp	43,880	1,502,890
Investment Technology Group	39,800 b	522,972
Irwin Financial	31,300	836,649
Kilroy Realty	24,500	867,300

LandAmerica Financial Group	19,000	750,500
Lexington Corporate Properties Trust	48,500	948,660
MAF Bancorp	32,400	1,300,860
NCO Group	28,000 b	699,160
New Century Financial	33,650 a	1,583,232
Philadelphia Consolidated Holding	21,500 b	1,175,405
Piper Jaffray	20,500 b	835,375
Presidential Life	27,000	473,850
PrivateBancorp	20,500	574,000
ProAssurance	28,500 b	903,165
Provident Bankshares	31,224	933,285
Republic Bancorp	58,380	855,267
RLI	24,000	883,200
Rewards Network	25,000 b	170,000
Riggs National	23,400	521,586
SCPIE Holdings	5,200	50,336
SWS Group	15,471	211,953
Selective Insurance Group	28,000	1,008,280
Shurgard Storage Centers, Cl. A	41,100	1,520,700
South Financial Group	69,000	1,869,210
Southwest Bancorporation of Texas	60,800	1,237,280
Sterling Bancshares	36,000	469,440
Sterling Financial	20,790 b	657,796
Stewart Information Services	17,300	613,285
Susquehanna Bancshares	43,700	1,016,899
Trustco Bank	69,444	877,772
UCBH Holdings	44,300	1,731,687
UICI	47,000 b	1,124,240
Umpqua Holdings	40,500	915,705
United Bankshares	39,000	1,229,280
Waypoint Financial	29,065	797,834
Whitney Holding	37,480	1,531,433
Wintrust Financial	19,600	1,039,388
World Acceptance	19,000 b	406,410
Zenith National Insurance	19,400 a	831,678
		64,497,748	0.152507256

Producers Goods & Services--22.3%
A. Schulman	31,000	645,420
A.M. Castle	9,300 b	99,231
A.O. Smith	26,750	768,260
AAR	28,250 b	293,800
AMCOL International	25,500	512,550
Acuity Brands	41,800	996,930
Apogee Enterprises	22,100	232,492
Applied Industrial Technologies	19,000	607,430
AptarGroup	35,200	1,489,312
Arch Chemicals	24,000	683,520
Arkansas Best	25,000	874,250
Astec Industries	19,500 b	332,085
Baldor Electric	32,433	742,067
Barnes Group	23,700	615,015
Belden	44,313 a,b	861,878
Brady, Cl. A	22,800	1,030,560
Briggs & Stratton	22,100	1,845,350
Brush Engineered Materials	15,000 b	271,500
Buckeye Technologies	28,500 b	306,090
Building Materials Holding	14,100	282,353
C&D Technologies	22,900	359,530
CLARCOR	25,350	1,115,400
CUNO	15,500 b	816,230
Cambrex	27,200	599,760
Caraustar Industries	22,800 b	318,060
Carpenter Technology	24,900	1,070,700
Century Aluminum	31,600 b	744,180
Champion Enterprises	62,099 b	604,223
Chesapeake	21,500	499,015
Cleveland-Cliffs	11,100 b	727,494
Commercial Metals	27,400	948,862
Commonwealth Industries	21,200 b	209,456
Cubic	22,600	457,650
Curtiss-Wright	20,500	1,101,875
DRS Technologies	23,200 b	828,704
Deltic Timber	11,500	395,715
EDO	16,700	395,456
EGL	39,500 b	1,003,695
ElkCorp	17,400	379,842
Emcor Group	12,600 b	545,202
Engineered Support Systems	23,900	1,340,073
Florida Rock Industries	42,525	1,825,598
Forward Air	22,400 b	889,504
Gardner Denver	20,200 b	540,956
Georgia Gulf	33,600	1,194,480
Griffon	29,000 b	608,130
H.B. Fuller	25,300	676,269
Heartland Express	50,571	1,365,923
Hughes Supply	29,800	1,815,416
IDEX	48,500	1,556,365
IMCO Recycling	12,300 b	152,520
Insituform Technologies, Cl. A	19,400 b	348,618
Intermagnetics General	15,917 b	612,168
InVision Technologies	18,000 b	893,880
Ionics	18,000 b	486,720

JLG Industries	38,000	532,000
Kaman, Cl. A	22,800	283,632
Kansas City Southern	55,200 b	807,024
Kaydon	25,500	742,815
Kirby	21,800 b	841,480
Knight Transportation	54,200 b	1,073,702
Landstar System	30,000 b	1,494,300
Lawson Products	9,800	363,776
Lennox International	57,800	1,018,436
Lindsay Manufacturing	10,000	241,300
Lone Star Technologies	24,300 b	809,676
Lydall	15,000 b	146,250
M.D.C. Holdings	32,111	2,156,254
MacDermid	30,200	883,652
MagneTek	18,300 b	120,048
Manitowoc	25,675	870,639
Massey Energy	67,500	1,866,375
Material Sciences	9,500 b	114,475
Maverick Tube	39,600 b	1,142,064
Meritage	13,400 b	829,460
Milacron	25,500 b	91,800
Moog, Cl. A	26,750 b	972,897
Mueller Industries	32,500	1,238,900
Myers Industries	30,918	405,026
NVR	6,100 b	2,842,600
OM Group	30,300 b	970,206
Offshore Logistics	21,000 b	607,950
Omnova Solutions	23,500 b	146,640
Penford	9,800	171,892
PolyOne	70,700 b	511,161
Pope & Talbot	12,500	245,250
Quaker Chemical	8,500	211,650
Quanex	17,900	814,450
RTI International Metals	18,500 b	277,315
Rayovac	33,000 b	882,090
Regal Beloit	24,700	518,700
Reliance Steel & Aluminum	31,300	1,246,366
Robins & Myers	12,500	236,375
Rock-Tenn, Cl. A	34,000	481,780
Rogers	15,400 b	761,530
Ryerson Tull	22,600	346,684
Schweitzer-Mauduit International	13,000	367,250
SEACOR Holdings	15,250 b	645,075
Simpson Manufacturing	23,600	1,321,836
Skyline	8,900	332,860
Standard Pacific	32,300	1,499,043
Standex International	14,000	318,640
Steel Dynamics	45,400	1,486,850
Steel Technologies	17,000	392,870
Stewart & Stevenson Services	22,300	351,225
SurModics	13,600 a,b	325,312
Technitrol	36,400 b	673,400
Teledyne Technologies	33,500 b	725,610
Texas Industries	18,300 a	783,789
Thomas Industries	16,550	513,050
Timken	83,200	2,066,688
Tredegar	36,500	601,520
Triumph Group	14,000 b	461,720
URS	40,900 b	987,735
USF	25,700	912,350
United Stationers	33,500 b	1,320,570
Universal Forest Products	18,900	573,993
Valmont Industries	23,000	502,090
Viad	21,200	506,892
Watsco	27,100	792,404
Watts Water Technologies	26,800	678,040
Wausau-Mosinee Paper	50,200	780,108
Wellman	26,300	185,152
Wilson Greatbatch Technologies	18,200 b	398,580
Wolverine Tube	7,800 b	99,060
Woodward Governor	11,500	705,755
Yellow Roadway	44,446 a,b	1,933,845
		94,479,694	0.223400651

Services--7.8%
ABM Industries	45,500	818,545
ADVO	26,950	835,181
Aaron Rents	29,798	957,111
Administaff	25,200 b	335,160
Arbitron	31,200 b	1,074,216
Armor Holdings	32,100 b	1,171,650
Boston Communications Group	20,500 b	176,915
Bowne & Co.	34,800	518,172
CACI International, Cl. A	28,500 b	1,171,635
CDI	19,800	564,696
Central Parking	29,910	476,466
Chemed	10,899	510,073
Ciber	60,800 a,b	456,000
Consolidated Graphics	14,200 b	617,842
Cross Country Healthcare	30,400 b	453,568
Daktronics	19,200 b	497,280
Digital Insight	34,800 b	516,084
eFunds	49,500 b	809,820

4Kids Entertainment	14,400 b	313,632
FactSet Research Systems	30,900	1,333,335
FindWhat.com	29,800 a,b	485,740
G & K Services, Cl. A	22,200	855,144
Global Payments	35,120	1,603,228
Heidrick & Struggles International	20,100 b	531,846
Information Holdings	17,300 b	472,290
Insurance Auto Auction	11,200 b	170,016
John H. Harland	29,000	820,990
Labor Ready	40,750 b	571,315
Longs Drug Stores	32,000	672,000
MAXIMUS	22,300 b	712,931
MICROS Systems	19,100 b	928,642
ManTech International, Cl. A	31,800 b	454,740
MemberWorks	9,500 a,b	253,745
Mobile Mini	12,600 b	344,610
NDCHealth	33,300	699,633
On Assignment	10,000 b	50,100
PAREXEL International	26,700 b	512,907
PRG-Schultz International	37,950 b	193,166
Paxar	38,825 b	748,546
Pegasus Solutions	14,800 b	192,992
Pharmaceutical Product Development	49,500 b	1,735,470
Pre-Paid Legal Services	19,500 a,b	451,425
Shaw Group	48,800 b	484,096
Sourcecorp	16,200 b	380,862
Sovran Self Storage	11,800 b	457,722
Spherion	52,500 b	454,125
Standard Register	24,800	271,808
StarTek	13,200	405,636
Tetra Tech	55,956 b	903,130
Thomas Nelson	15,700	338,335
Volt Information Sciences	14,400 b	431,280
Waste Connections	39,650 b	1,144,299
Watson Wyatt & Company Holdings	32,100	839,094
		33,179,244	0.078453522

Technology--14.6%
ANSYS	15,500 b	735,320
ATMI	28,000 b	570,080
Actel	23,500 b	352,970
Adaptec	101,100 b	757,239
Advanced Energy Industries	33,200 b	327,352
Aeroflex	66,000 b	731,940
Agilysys	32,300	481,270
Alliance Semiconductor	19,600 b	92,708
Analogic	11,400	473,556
Anixter International	34,200	1,145,016
Applied Industrial Technologies	11,400	394,098
Artesyn Technologies	36,700 b	273,782
Audiovox, Cl. A	22,300 b	386,236
Avid Technology	31,300 a,b	1,462,962
Axcelis Technologies	96,200 b	897,546
BEI Technologies	15,200	364,952
Bel Fuse, Cl. B	13,400	492,316
Bell Microproducts	22,000 b	154,440
Benchmark Electronics	39,200 b	1,120,336
Black Box	17,800	676,400
Brooks Automation	39,200 b	564,872
Brooktrout Technology	11,000 b	97,020
C-COR.net	45,200 b	367,024
CTS	32,800	376,216
Captaris	29,600 b	163,392
Carreker	25,300 b	238,832
Catapult Communications	14,000 b	268,800
Cerner	34,500 b	1,552,500
Checkpoint Systems	36,600 b	629,886
Cognex	45,200	1,359,616
Coherent	27,500 b	723,663
Cohu	20,500	388,168
Coinstar	21,200 b	431,420
Concord Communications	15,800 b	146,150
Cymer	35,600 b	1,019,584
DSP Group	29,500 b	581,445
Dendrite International	38,100 b	568,071
Digi Inernational	22,000 b	249,700
Dionex	22,150 b	1,045,259
DuPont Photomasks	13,900 b	227,126
EPIQ Systems	18,400 a,b	274,160
ESS Technology	42,000 b	287,700
Electro Scientific Industries	29,900 b	769,925
Esterline Technologies	20,800 b	652,912
Exar	36,800 b	495,696
FEI	27,100 b	544,981
FLIR Systems	31,100 b	1,978,893
FileNet	36,500 b	693,500
Gerber Scientific	20,000 b	129,600
Global Imaging Systems	23,100 b	700,623
Harmonic	54,700 b	356,097
Helix Technology	26,700	385,548
Hutchinson Technology	26,100 b	581,247
Hyperion Solutions	37,875 b	1,553,632
Imagistics International	16,100 b	523,250

Input/Output	57,600 b	554,688
Internet Security Systems	45,800 b	701,656
Inter-Tel	26,500	574,785
Itron	18,600 b	355,074
JDA Software Group	25,800 b	274,770
j2 Global Communications	25,500 a,b	650,505
Keithley Instruments	14,200	294,224
Kopin	53,000 b	202,990
Kronos	31,050 b	1,363,716
Kulicke & Soffa Industries	52,500 b	410,025
Littelfuse	22,000 b	853,600
MRO Software	23,900 b	253,579
Manhattan Associates	30,000 a,b	778,800
MapInfo	19,500 b	201,630
Meade Instruments	15,500 b	52,545
Mercury Computer Systems	20,900 b	497,629
Methode Electronics, Cl. A	36,500	475,595
Microsemi	55,000 b	673,750
NYFIX	27,400 b	132,068
Netegrity	37,000 b	241,980
Network Equipment Technologies	19,000 b	135,280
PC-Tel	22,600 b	228,034
Park Electrochemical	20,650	474,537
Pericom Semiconductor	18,300 b	182,817
Phoenix Technologies	13,800 b	81,420
Photon Dynamics	14,800 b	406,852
Photronics	36,800 b	532,496
Pinnacle Systems	55,150 b	217,842
Planar Systems	14,800 b	204,388
Power Integrations	25,300 b	510,554
Progress Software	36,200 b	746,806
Radiant Systems	22,600 b	90,626
RadiSys	16,900 b	209,729
Roper Industries	33,900	1,898,400
Roxio	23,000 a,b	102,350
Rudolph Technologies	13,000 b	208,000
SBS Technologies	14,800 b	190,180
SCM Microsystems	11,600 b	43,616
SPSS	16,700 b	247,160
ScanSource	12,700 b	744,220
Serena Software	40,300 b	620,620
Skyworks Solutions	136,000 b	1,139,680
Standard Microsystems	22,600 b	388,946
Supertex	16,100 b	269,514
Symmetricom	36,250 b	297,250
THQ	37,650 b	717,232
Take-Two Interactive Software	43,400 b	1,359,288
Talx	14,500	320,740
Three-Five Systems	9,949 b	35,020
Tollgrade Communications	12,300 b	102,336
Trimble Navigation	44,700 b	1,241,319
Ultratech	21,000 b	261,660
Varian Semiconductor Equipment Associates	34,000 b	1,015,580
Veeco Instruments	26,100 b	593,775
Verity	32,000 b	356,160
ViaSat	23,500 b	425,820
Vicor	43,000 b	576,200
WebEx Communications	44,100 b	904,932
Websense	23,100 b	882,189
X-Rite	23,800	355,572
Zix	22,700 a,b	133,022
		61,812,798	0.146158595

Utilities--1.5%
Avista	49,800	869,010
Central Vermont Public Service	12,300	238,989
CH Energy Group	15,900	699,600
Cleco	46,300	798,675
Commonwealth Telephone Enterprises	19,400 b	869,120
El Paso Electric	42,700 b	642,635
General Communication, Cl. A	44,700 b	358,047
Green Mountain Power	4,800	123,072
Intrado	13,200 b	138,600
UIL Holdings	13,000	597,740
UniSource Energy	32,800	809,832
		6,145,320	0.014530831
Total Common Stocks
(cost $ 366,697,503)		421,436,160	0.996501033

Short-Term Investments--.1%

U.S. Treasury Bills:
1.19%, 9/16/2004	150,000 c	149,757
1.2%, 9/30/2004	50,000 c	49,891

Total Short-Term Investments
(cost $ 199,671)		199,648	0.000472075

Investment of Cash Collateral for Securities Loaned--4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Cash Advantage Plus Money Market Fund
(cost $20,877,594)	20,887,594 d	20,887,594	0.049389471

Total Investments (cost $387,774,768)	104.6%	442,523,402

Liabilities, Less Cash and Receivables	-4.6%	(19,607,473)

Net Assets	100.0%	422,915,929

a All or a portion of these securities are on loan.	At July 31, 2004 the total market values of the fund's
securities on loan is $20,113,516 and the total market value of the collarteral held by the fund is $20,887,594.
b Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d Investments in affiliated money market mutual funds.

Statement of Financial Futures
July 31, 2004 (Unaudited)

			Market Value		Unrealized
			Covered		Appreciation
	Contracts		by Contracts ($)	Expiration	at 7/31/2004($)

Financial Futures Long
Russell 2000	4		1,103,400	September 2004	10,650

Dreyfus S&P 500 Index Fund
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks--99.1%	Shares		Value($)

Consumer Cyclical--9.4%
Albertson's	107,172 a		2,613,925
Autonation	77,900 b		1,255,748
AutoZone	24,200 b		1,868,240
Bed Bath & Beyond	87,500 b		3,096,625
Best Buy	94,550		4,553,528
Big Lots	33,600 b		411,264
Brunswick	27,600		1,077,228
CVS	115,700		4,844,359
Circuit City Stores- Circuit City Group	57,900		816,390
Cooper Tire & Rubber	21,600		506,520
Costco Wholesale	133,700		5,436,242
Dana	43,459		838,324
Darden Restaurants	46,850		999,311
Delphi	163,269		1,552,688
Delta Air Lines	36,300 a,b		188,397
Dillard's, Cl. A	24,300		553,797
Dollar General	96,008		1,852,954
Eastman Kodak	83,500 a		2,211,915
Eaton	43,900		2,837,696
Family Dollar Stores	50,000		1,393,000
Federated Department Stores	52,400		2,511,008
Ford Motor	533,292		7,850,058
Gap	262,225		5,952,508
General Motors	164,500 a		7,096,530
Genuine Parts	50,800		1,916,684
Harley-Davidson	86,000		5,148,820
Harrah's Entertainment	32,900		1,529,521
Hasbro	51,400		933,938
Hilton Hotels	111,700		1,991,611
Home Depot	647,503		21,833,801
International Game Technology	101,600		3,285,744
J. C. Penney	82,200		3,288,000
Johnson Controls	55,400		3,127,330
Jones Apparel Group	36,700		1,370,745
Kohl's	99,300 b		4,543,968
Kroger	216,300 b		3,417,540
Limited Brands	137,300		2,806,412
Liz Claiborne	32,300		1,168,937
Lowe's Cos.	229,000		11,156,880
Marriott International, Cl. A	65,900		3,215,920
Mattel	123,000		2,154,960
May Department Stores	84,750		2,248,418
Maytag	23,000		471,500
McDonald's	366,800		10,087,000
NIKE, Cl. B	76,900		5,591,399
Navistar International	20,300 b		729,785
Nordstrom	40,500		1,777,950
Office Depot	91,100 b		1,494,040
PACCAR	51,150		3,066,954
RadioShack	46,900		1,310,855
Reebok International	17,500		596,050
Safeway	130,000 b		2,746,900
Sears, Roebuck & Co.	62,000 a		2,274,160
Southwest Airlines	230,218		3,331,254
Staples	144,850		4,183,268
Starbucks	115,500 b		5,423,880
Starwood Hotels & Resorts Worldwide	60,300		2,713,500
TJX Cos.	144,200		3,384,374
Target	266,100		11,601,960
Tiffany & Co.	42,600		1,522,950

Toys "R" Us	62,300 b	1,025,458
V. F.	32,000	1,600,320
Visteon	37,715	387,710
Wal-Mart Stores	1,249,300	66,225,393
Walgreen	298,500	10,865,400
Wendy's International	33,200	1,187,564
Whirlpool	20,100	1,255,044
Winn-Dixie Stores	41,400 a	261,648
Yum! Brands	84,320	3,237,045
		285,810,845
Consumer Staples--7.9%
Adolph Coors, Cl. B	10,800	742,608
Alberto-Culver, Cl. B	26,400	1,230,768
Altria Group	597,400	28,436,240
Anheuser-Busch Cos.	234,300	12,160,170
Archer-Daniels-Midland	189,360	2,921,825
Avon Products	137,472	5,912,671
Brown-Forman, Cl. B	35,400	1,646,454
Campbell Soup	119,700	3,063,123
Clorox	61,800	3,075,786
Coca-Cola	709,500	31,118,670
Coca-Cola Enterprises	136,900	2,792,760
Colgate-Palmolive	155,000	8,246,000
ConAgra Foods	153,900	4,001,400
Fortune Brands	42,600	3,074,868
General Mills	110,100	4,943,490
Gillette	292,300	11,393,854
H.J. Heinz	102,600	3,784,914
Hershey Foods	75,600	3,662,064
International Flavors & Fragrances	27,500	1,004,850
Kellogg	119,600	4,982,536
Kimberly-Clark	146,000	9,354,220
McCormick & Co.	40,100	1,434,377
Newell Rubbermaid	80,062	1,729,339
Pactiv	44,600 b	1,051,668
Pepsi Bottling Group	75,000	2,088,750
PepsiCo	497,300	24,865,000
Procter & Gamble	748,800	39,049,920
R.J. Reynolds Tobacco Holdings	43,600 a,b	3,137,020
SUPERVALU	39,300	1,122,408
Sara Lee	230,200	5,055,192
Sysco	186,300	6,418,035
UST	48,200	1,829,190
Wm. Wrigley Jr.	65,400	3,950,160
		239,280,330
Energy--7.4%
Amerada Hess	26,200	2,183,770
Anadarko Petroleum	73,332	4,384,520
Apache	94,750	4,408,717
BJ Services	46,900	2,329,054
Baker Hughes	96,990	3,908,697
Burlington Resources	115,590	4,412,070
CMS Energy	47,600 b	429,828
CenterPoint Energy	89,466	1,038,700
ChevronTexaco	311,668	29,811,044
ConocoPhillips	199,820	15,739,821
Devon Energy	69,900	4,857,351
Duke Energy	266,488	5,729,492
Dynegy, Cl. A	110,400 b	463,680
EOG Resources	34,000	2,160,700
El Paso	186,775	1,473,655
Exxon Mobil	1,905,176	88,209,649
Halliburton	128,200	4,070,350
Kerr-McGee	43,565	2,287,163
KeySpan	46,700	1,680,733
Kinder Morgan	36,100	2,166,361
Marathon Oil	100,600	3,789,602
Nabors Industries	43,300 b	2,013,450
Nicor	12,800 a	423,808
NiSource	76,700	1,587,690
Noble	39,300 b	1,521,696
Occidental Petroleum	114,000	5,616,780
Peoples Energy	10,900	425,100
Rowan Cos.	30,800 b	752,136
Schlumberger	171,600	11,037,311
Sempra Energy	66,966 a	2,394,035
Sunoco	22,000	1,499,740
Transocean	93,500 b	2,655,400
Unocal	76,800	2,976,768
Valero Energy	37,500	2,809,500
Williams Cos.	151,400	1,839,510
		223,087,881
Health Care--12.9%
Abbott Laboratories	454,300	17,876,705
Aetna	44,379	3,807,718
Allergan	38,300	2,897,012
AmerisourceBergen	32,700	1,767,762
Amgen	370,412 b	21,069,035
Anthem	40,400 a,b	3,331,788
Applera - Applied Biosystems Group	58,800	1,216,572
Bausch & Lomb	15,400	948,486
Baxter International	178,500	5,367,495
Becton, Dickinson & Co.	73,800	3,485,574

Biogen Idec	98,985 b	5,939,100
Biomet	74,075	3,258,559
Boston Scientific	243,300 b	9,308,658
Bristol-Myers Squibb	566,400	12,970,560
C.R. Bard	30,400	1,678,080
Cardinal Health	125,425	5,581,413
Caremark Rx	133,200 b	4,062,600
Chiron	55,000 b	2,520,650
Eli Lilly & Co.	329,000	20,963,880
Express Scripts	22,700 b	1,489,120
Forest Laboratories	107,700 b	5,416,233
Genzyme	66,000 b	3,384,480
Guidant	91,400	5,056,248
HCA	141,450	5,467,043
Health Management Associates, Cl. A	70,800	1,420,248
Hospira	45,470 b	1,178,128
Humana	47,000 b	851,170
Johnson & Johnson	864,818	47,798,491
King Pharmaceuticals	70,366 b	794,432
Manor Care	25,900	809,375
McKesson	85,277	2,743,361
Medco Health Solutions	78,991 b	2,393,427
MedImmune	72,500 b	1,670,400
Medtronic	353,100	17,538,477
Merck & Co.	647,300	29,355,055
Millipore	14,400 b	758,736
Mylan Laboratories	78,200	1,158,924
Pfizer	2,222,809	71,040,975
Quest Diagnostics	30,100	2,470,608
Schering-Plough	428,800	8,344,448
St. Jude Medical	51,300 b	3,495,069
Stryker	116,600	5,559,488
Tenet Healthcare	135,550 b	1,515,449
Thermo Electron	48,300 b	1,242,276
UnitedHealth Group	194,400	12,227,760
Waters	34,800 b	1,527,024
Watson Pharmaceuticals	31,700 b	799,157
WellPoint Health Networks	45,300 b	4,579,830
Wyeth	388,500	13,752,900
Zimmer Holdings	71,120 b	5,427,167
		389,317,146
Interest Sensitive--23.8%
ACE	82,500	3,348,675
AFLAC	148,200	5,874,648
Allstate	204,700	9,637,276
Ambac Financial Group	31,550	2,243,520
American Express	372,200	18,703,050
American International Group	759,779	53,678,386
AmSouth Bancorporation	102,600 a	2,516,778
Aon	91,775	2,426,531
Apartment Investment & Management, Cl. A	27,400	875,978
BB&T	163,400	6,328,482
Bank of America	593,954	50,492,030
Bank of New York	226,500	6,507,345
Bear Stearns Cos.	30,572	2,550,316
CIGNA	41,200	2,554,812
Capital One Financial	69,800	4,838,536
Charles Schwab	397,600	3,490,928
Charter One Financial	65,168	2,894,111
Chubb	55,300	3,803,534
Cincinnati Financial	49,005	1,954,319
Citigroup	1,506,517	66,422,335
Comerica	50,500	2,952,735
Countrywide Financial	81,400	5,868,940
E*TRADE Financial	106,500 b	1,178,955
Equity Office Properties Trust	117,600	3,051,720
Equity Residential	81,600	2,411,280
Fannie Mae	282,300	20,032,008
Federated Investors, Cl. B	31,500	885,465
Fifth Third Bancorp	163,967	8,093,411
First Horizon National	36,100	1,564,935
Franklin Resources	72,800	3,512,600
Freddie Mac	200,600	12,900,586
General Electric	3,074,500	102,227,125
Golden West Financial	44,500	4,757,495
Goldman Sachs Group	140,600	12,399,514
H&R Block	51,000	2,505,630
Hartford Financial Services Group	85,100	5,540,010
Huntington Bancshares	66,874	1,635,738
J.P. Morgan Chase & Co.	1,038,041	38,750,071
Janus Capital Group	69,700	924,222
Jefferson-Pilot	40,725	1,962,131
KeyCorp	119,500	3,606,510
Lehman Brothers Holdings	80,700	5,657,070
Lincoln National	51,900	2,268,030
Loews	54,000	3,058,020
M&T Bank	34,500	3,216,435
MBIA	42,100	2,272,558
MBNA	372,237	9,190,532
MGIC Investment	28,800	2,044,800
Marsh & McLennan Cos.	152,400	6,763,512
Marshall & Ilsley	64,700	2,485,127
Mellon Financial	123,700	3,399,276

Merrill Lynch	279,900	13,916,628
MetLife	220,200	7,854,534
Morgan Stanley	320,160	15,793,493
National City	197,000	7,190,500
North Fork Bancorporation	50,400 a	1,968,120
Northern Trust	64,200	2,576,346
PNC Financial Services Group	82,200	4,159,320
Plum Creek Timber	53,400	1,675,692
Principal Financial Group	93,000	3,161,070
Progressive	63,300	4,850,046
ProLogis	52,800	1,797,312
Providian Financial	84,800 b	1,173,632
Prudential Financial	153,200	7,132,992
Regions Financial	134,290	3,987,070
SLM	127,900	4,849,968
Safeco	40,600	1,910,636
Simon Property Group	60,600	3,127,566
SouthTrust	96,100	3,727,719
Sovereign Bancorp	99,600	2,168,292
St. Paul Travelers Cos.	194,312	7,203,146
State Street	97,900	4,191,099
SunTrust Banks	82,300	5,427,685
Synovus Financial	88,750	2,260,463
T. Rowe Price Group	36,900	1,705,518
Torchmark	32,400	1,693,872
U.S. Bancorp	552,153	15,625,930
UnumProvident	86,295	1,376,405
Wachovia	382,990	16,970,287
Washington Mutual	251,990	9,777,212
Wells Fargo	491,600	28,222,756
XL Capital, Cl. A	40,200	2,841,336
Zions Bancorporation	26,100	1,579,050
		720,153,726
Producer Goods & Services--10%
Air Products & Chemicals	66,200	3,425,850
Alcoa	253,248	8,111,533
Allegheny Technologies	27,177	544,899
American Power Conversion	58,300	880,330
American Standard Cos.	62,600 b	2,371,914
Ashland	20,500	1,071,535
Avery Dennison	32,200	1,950,354
Ball	16,400	1,183,752
Bemis	31,100	823,528
Black & Decker	23,100	1,614,921
Boeing	245,598	12,464,099
Boise Cascade	25,500	822,375
Burlington Northern Santa Fe	108,000	3,831,840
CSX	62,500	1,956,250
Caterpillar	99,600	7,319,604
Centex	35,900	1,522,878
Cooper Industries, Cl. A	26,900	1,529,803
Crane	17,325	481,982
Cummins	12,600	874,818
Deere & Co.	72,500	4,553,725
Dover	59,200	2,349,056
Dow Chemical	272,763	10,880,516
E. I. du Pont de Nemours	291,412	12,492,832
Eastman Chemical	22,600	1,009,768
Ecolab	74,900	2,284,450
Emerson Electric	122,900 a	7,460,030
Engelhard	36,200	1,064,280
FedEx	87,020	7,125,198
Fluor	24,200	1,102,310
Freeport-McMoRan Copper & Gold, Cl. B	51,600	1,798,260
General Dynamics	58,000	5,731,560
Georgia-Pacific	74,267	2,495,371
Goodrich	34,300	1,108,919
Goodyear Tire & Rubber	51,100 a,b	559,545
Great Lakes Chemical	14,800	354,904
Hercules	32,000 b	377,920
Honeywell International	250,125	9,407,201
ITT Industries	27,000	2,158,650
Illinois Tool Works	90,200	8,164,904
Ingersoll-Rand	50,500	3,468,845
International Paper	141,453	6,115,013
KB HOME	13,600	871,080
Leggett & Platt	55,900	1,512,095
Lockheed Martin	130,700	6,925,793
Louisiana-Pacific	31,700	750,656
Masco	127,600	3,858,624
MeadWestvaco	58,711	1,753,110
Molex	55,200	1,598,592
Monsanto	77,364	2,805,219
Newmont Mining	129,025	5,221,642
Norfolk Southern	114,200	3,047,998
Northrop Grumman	104,690	5,506,694
Nucor	23,000	1,923,950
PPG Industries	50,000	2,947,500
Pall	36,400	843,388
Parker-Hannifin	34,850	1,999,693
Phelps Dodge	27,195	2,119,578
Praxair	94,700	3,735,915
Pulte Homes	36,900	2,015,847

Raytheon	130,400	4,374,920
Rockwell Automation	54,100	2,023,881
Rockwell Collins	51,700	1,769,174
Rohm & Haas	65,315	2,560,348
Sealed Air	24,532 b	1,163,798
Sherwin-Williams	41,700	1,683,846
Sigma-Aldrich	20,100 a	1,154,544
Snap-On	16,900	542,659
Stanley Works	23,813	1,009,671
3M	227,800	18,761,608
Temple-Inland	16,100	1,098,825
Textron	40,100	2,458,130
Thomas & Betts	17,100 b	449,730
Tyco International	584,171	18,109,301
Union Pacific	75,500	4,253,670
United Parcel Service, Cl. B	328,300	23,624,468
United States Steel	33,000	1,258,620
United Technologies	149,700	13,996,950
Vulcan Materials	29,700	1,414,314
W. W. Grainger	26,500	1,403,175
Weyerhaeuser	70,200	4,352,400
Worthington Industries	25,300	518,144
		302,265,072
Services--6.7%
ALLTEL	89,800	4,669,600
AT&T Wireless Services	794,517 b	11,472,825
Affiliated Computer Services, Cl. A	39,600 b	2,055,240
Allied Waste Industries	92,400 b	853,776
Apollo Group, Cl. A	51,400 b	4,294,470
Automatic Data Processing	172,000	7,220,560
Carnival	184,300	8,590,223
Cendant	297,170	6,799,250
Cintas	49,900	2,093,804
Clear Channel Communications	178,900	6,386,730
Comcast, Cl. A	653,218 b	17,898,173
Computer Sciences	54,600 b	2,579,850
Convergys	41,700 b	552,108
Deluxe	14,500	638,725
Dow Jones & Co.	23,800	1,008,644
Electronic Data Systems	141,100	2,607,528
Equifax	39,900	962,388
First Data	254,146	11,337,453
Fiserv	56,750 b	1,944,255
Gannett	79,400	6,601,316
IMS Health	68,500	1,660,440
Interpublic Group of Companies	122,000 b	1,560,380
Knight-Ridder	22,900 a	1,506,591
McGraw-Hill Cos.	55,500	4,165,830
Meredith	14,600	772,048
Monster Worldwide	34,100 b	753,269
Moody's	43,600	2,969,160
NEXTEL Communications, Cl. A	323,300 b	7,358,308
New York Times, Cl. A	43,300	1,801,280
Omnicom Group	55,100	3,968,302
Paychex	109,975	3,377,332
R. R. Donnelley & Sons	63,300	2,009,142
Robert Half International	50,000	1,391,000
Ryder System	19,100	819,390
SunGard Data Systems	84,500 b	1,969,695
Time Warner	1,328,250 b	22,115,363
Tribune	95,500	4,053,975
Unisys	97,100 b	994,304
Univision Communications	94,200 b	2,728,974
Viacom, Cl. B	504,724	16,953,679
Walt Disney	597,800	13,803,202
Waste Management	169,100	4,758,474
		202,057,056
Technology--15.9%
ADC Telecommunications	235,600 b	565,440
Adobe Systems	69,500	2,931,510
Advanced Micro Devices	103,000 b	1,286,470
Agilent Technologies	140,216 b	3,338,543
Altera	109,000 b	2,269,380
Analog Devices	109,500	4,347,150
Andrew	46,750 b	507,238
Apple Computer	110,700 b	3,580,038
Applied Materials	491,100 b	8,333,967
Applied Micro Circuits	90,800 b	326,880
Autodesk	33,100	1,330,620
Avaya	129,280 b	1,893,952
BMC Software	64,900 b	1,017,632
Broadcom, Cl. A	91,500 b	3,235,440
CIENA	165,400 b	466,428
Cisco Systems	1,969,700 b	41,087,942
Citrix Systems	49,600 b	873,952
Computer Associates International	170,350	4,299,634
Compuware	112,500 b	555,750
Comverse Technology	57,000 b	972,420
Corning	399,700 b	4,940,292
Danaher	89,700	4,543,305
Dell	735,000 b	26,070,450
EMC	711,900 b	7,809,543
eBay	191,500 b	15,000,195

Electronic Arts	88,200 b	4,421,466
Gateway	108,500 b	488,250
Gilead Sciences	63,800 b	4,124,032
Hewlett-Packard	888,266	17,898,560
Intel	1,884,200	45,936,796
International Business Machines	491,000	42,751,370
Intuit	55,800 b	2,089,152
JDS Uniphase	419,500 a,b	1,447,275
Jabil Circuit	58,500 b	1,272,375
KLA-Tencor	57,300 a,b	2,361,333
LSI Logic	111,300 b	566,517
Lexmark International	37,900 b	3,354,150
Linear Technology	90,100	3,522,910
Lucent Technologies	1,248,370 a,b	3,807,529
Maxim Integrated Products	93,900	4,516,590
Mercury Interactive	26,900 b	983,464
Micron Technology	177,900 b	2,406,987
Microsoft	3,144,500	89,492,470
Motorola	682,895	10,878,517
NCR	27,600 b	1,281,468
NVIDIA	48,300 b	743,820
National Semiconductor	104,500 b	1,792,175
Network Appliance	101,200 b	1,954,172
Novell	112,600 b	770,184
Novellus Systems	43,100 b	1,163,700
Oracle	1,513,300 b	15,904,782
PMC-Sierra	51,400 b	610,632
Parametric Technology	78,100 b	354,574
PeopleSoft	106,300 b	1,915,526
PerkinElmer	37,200	653,976
Pitney Bowes	67,300	2,840,060
Power-One	24,400 b	213,988
QLogic	27,200 b	665,040
QUALCOMM	236,000	16,302,880
Sabre Holdings	40,521	1,034,501
Sanmina-SCI	151,700 b	1,113,478
Scientific-Atlanta	44,600	1,371,450
Siebel Systems	146,400 b	1,179,984
Solectron	280,100 b	1,540,550
Sun Microsystems	968,900 b	3,827,155
Symantec	90,800 b	4,245,808
Symbol Technologies	68,300	894,047
Tektronix	24,700	750,880
Tellabs	121,100 a,b	1,079,001
Teradyne	56,500 b	966,150
Texas Instruments	504,300	10,756,719
VERITAS Software	125,782 b	2,397,405
Xerox	233,100 a,b	3,230,766
Xilinx	101,100	2,975,373
Yahoo!	392,300 b	12,082,840
		480,516,998
Utilities--5.1%
AES	185,600 b	1,791,040
AT&T	231,240	3,491,724
Allegheny Energy	37,000 a,b	549,080
Ameren	56,100	2,507,109
American Electric Power	115,260	3,585,739
BellSouth	534,400	14,476,896
Calpine	121,200 a,b	467,832
CenturyTel	40,500	1,255,095
Cinergy	52,400	2,004,300
Citizens Communications	83,700	1,205,280
Consolidated Edison	70,200	2,876,094
Constellation Energy Group	49,100	1,892,805
DTE Energy	50,500 a,b	2,028,585
Dominion Resources	95,108	6,035,554
Edison International	94,900	2,543,320
Entergy	67,100	3,858,250
Exelon	192,550	6,719,995
FPL Group	53,800	3,622,354
FirstEnergy	96,102	3,757,588
PG&E	122,100 b	3,484,734
PPL	51,800	2,400,930
Pinnacle West Capital	26,600	1,077,300
Progress Energy	71,869	3,028,560
Public Service Enterprise Group	68,900	2,687,100
Qwest Communications International	519,800 b	2,022,022
SBC Communications	964,798	24,447,981
Southern	214,800	6,289,344
Sprint (FON Group)	415,450	7,760,606
TECO Energy	54,900	708,210
TXU	88,497 a	3,509,791
Verizon Communications	807,056	31,103,938
Xcel Energy	116,310	1,988,901
		155,178,057

Total Common Stocks
(cost $2,360,319,871)		2,997,667,111

	Principal
Short-Term Investments--.9%	Amount($)	Value($)

Repurchase Agreement--.7%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,
1.3%, dated 7/30/2004, due 8/2/2004 in the
amount of $22,162,401 (fully collateralized by
$22,594,000 of various U.S. Government Agency Obligations,
value $22,606,917)	22,160,000	22,160,000
U.S. Treasury Bills--.2%
1.18%, 9/9/2004	2,000,000 c	1,997,320
1.19%, 9/16/2004	2,000,000 c	1,996,760
1.2%, 9/30/2004	1,000,000	997,820

		4,991,900
Total Short-Term Investments
(cost $27,152,385)		27,151,900

Investment of Cash Collateral for Securities Loaned--1.2%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $36,377,156)	36,377,156 d	36,377,156

Total Investments (cost $2,423,843,198)	101.2%	3,061,196,167

Liabilities, Less Cash and Receivables	-1.2%	(35,463,791)

Net Assets	100.0%	3,025,732,376

a All or a portion of these securities are on loan. At July 31 2004, the total market value of the fund's securities on loan is $35,075,471 and the total market value of the collateral held by the fund is
$36,377,156.
b Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d. Investment in affiliated money market mutual funds.

Statement of Financial Futures
7/31/2004 ( Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2004 ($)

Financial Futures Long
Standard & Poor's 500	41	11,286,275	September 2004	32,625

Dreyfus International Stock Index Fund Statement of Investments July 31, 2004 (Unaudited)
Common Stocks--95.5%	Shares	Value ($)

Australia--4.6%
AMP	27,659	121,447
AXA Asia Pacific	9,888	21,951
Alumina	16,857	61,268
Amcor	13,603	65,350
Ansell	2,300	12,660
Aristocrat Leisure	4,441	16,017
Australia & New Zealand Banking	26,719	337,926
Australian Gas Light	6,621	58,422
Australian Stock Exchange	1,400	15,442
BHP Billiton	55,558	512,798
BlueScope Steel	11,262	58,362
Boral	8,368	42,486
Brambles Industries	14,569 a	60,808
CFS Gandel Retail Trust ( Units )	20,389	21,132
CSL	3,026	54,016
CSR	13,310	21,345
Centro Properties	10,679	33,279
Coca-Cola Amatil	6,681	32,844
Cochlear	761	11,826
Coles Myer	16,195	100,825
Commonwealth Bank of Australia	18,659	407,949
Commonwealth Property Office Fund	23,240	19,530
Computershare	5,800	12,063
Deutsche Office Trust (Units)	19,000	16,898
Foster's	29,800	96,623
Futuris	7,437	8,750
General Property Trust (Units)	31,152	76,137
Harvey Norman	7,600	16,180
ING Industrial Fund (Units)	9,200	11,919
Iluka Resources	3,328	10,488
Insurance Australia	23,668	82,542
Investa Property	22,018	30,376
James Hardie Industries	6,600	26,345
John Fairfax	13,200	34,850
Leighton	1,803	11,831
Lend Lease	5,286	38,499
Lion Nathan	4,000	19,524
Macquarie Bank	3,194	73,858
Macquarie Goodman Industrial Trust	22,610	27,867

Macquarie Infrastructure (Units)	28,828	69,851
Mayne	9,055	22,575
Mirvac	10,961	34,926
National Australia Bank	22,294	416,385
Newcrest Mining	4,952	49,313
News Corporation	20,222	173,053
OneSteel	7,634	14,221
Orica	4,399	48,058
Origin Energy	10,044	42,766
Pacific Brands	7,100	14,419
PaperlinX	7,150	25,186
Patrick	7,948	30,613
Perpetual Trustees Australia	550	17,718
Publishing & Broadcasting	1,860	17,584
QBE Insurance	9,943	86,899
Rinker	14,020	80,902
Rio Tinto	4,659	123,624
Santos	8,800	44,679
Sonic Healthcare	3,424	21,772
Southcorp	9,724	21,314
Stockland	18,803	72,686
Suncorp-Metway	7,759	75,527
TAB	6,500	21,804
TABCORP	5,840	57,134
Telstra	32,247	111,332
Toll	3,318	24,421
Transurban	7,401	26,329
WMC Resources	17,087	62,223
Wesfarmers	5,567	114,930
Westfield	21,142	224,311
Westpac Banking	26,021	307,049
Woodside Petroleum	6,800	85,669
Woolworths	15,196	124,615
		5,346,321

Austria--.3%
Bank of Austria Creditanstalt	550	32,453
Boehler-Uddeholm	100	8,007
Erste Bank der oesterreichischen Sparkassen	1,780	69,113
Flughafen Wien	140	8,048
Immofinanz Immobilien Anlagen	3,203 b	25,760
Mayr-Melnhof Karton	60	7,838
OMV	220	48,206
Oesterreichische Elektrizitaetswirtschafts, Cl. A	87	15,823
RHI	200	4,406
Telekom Austria	4,140	64,248
VA Technologie	150 b	8,383
Voest-Alpine Stahl	380	17,980
Wienerberger	910	32,649
		342,914
Belgium--1.1%
Agfa Gevaert	1,410	33,782
Barco	180	15,484
Bekaert	240	14,433
Belgacom	2,330	71,561
Cofinimmo	70	9,371
Colruyt	250	32,386
Compagnie Maritime Belge	50	6,748
Delhaize	1,065	50,968
Dexia	9,565	159,839
Electrabel	407	128,676
Fortis	17,291	373,050
Groupe Bruxelles Lambert	1,005	62,313
Interbrew	2,255	68,280
KBC Bankverzekeringsholding	1,592	89,912
Mobistar	400 b	26,511
Omega Pharma	300	14,827
S.A. D'Ieteren	35	7,302
Solvay	939	78,570
UCB	1,330	61,248
Umicore	360	22,473
		1,327,734

Denmark--.7%
A P Moller-Maersk	17	118,369
Bang & Olufsen Holding, Cl. B	150	8,331
Carlsberg, Cl. B	500	25,180
Coloplast, Cl. B	200	19,269
DSV	300	14,671
Danisco	780	39,659
Danske Bank	6,842	157,600
East Asiatic Company	300	13,626
FLS Industries, Cl. B	500 b	6,801
GN Store Nord	3,350	27,937
H. Lundbeck	1,100	21,998
ISS	632	31,111
Kobenhavns Lufthavne	75	10,578
NKT	200	4,372
Novo Nordisk, Cl. B	3,783	192,348
Novozymes, Cl. B	825	37,405
TDC	1,980	64,444
Topdanmark	300 b	17,901
Vestas Wind Systems	2,400	30,701

William Demant	400 b	14,379
		856,680

Finland--1.2%
Amer	380	19,718
Elisa	2,050 b	26,409
Fortum	4,930	67,961
KCI Konecranes	200	7,079
Kesko, Cl. B	840	16,161
Kone,Cl. B	535	31,433
Metso	1,410	18,300
Nokia	71,328	818,392
Nokian Renkaat	150	14,231
Orion-Yhtyma, Cl. B	500	12,942
Outokumpu	1,440 a	22,538
Pohjola, Cl. D	860	8,625
Rautaruukki	1,100	9,217
Sampo, Cl. A	4,220	39,782
Stora Enso	9,336	129,710
TietoEnator	1,203	33,457
UPM-Kymmene	7,746	150,518
Uponor	500	16,729
Wartsila, Cl. B	500	11,137
		1,454,339

France--8.8%
Accor	2,831	120,248
Accor (Rights)	2,831	34
Air France	1,800	28,107
Alcatel, Cl. A	18,066 b	234,036
Alstom	17,384 a,b	9,418
Alstom (Rights)	17,384	209
Atos Origin	615 b	36,288
Autoroutes du Sud de la France	1,070	42,396
Aventis	10,118	785,711
Axa	19,735	405,582
BNP Paribas	12,039	701,237
Bouygues	3,010	101,215
Business Objects	950 b	20,416
CNP Assurances	495	27,891
Cap Gemini	1,807 b	60,197
Carrefour	8,480	404,602
Casino Guichard-Perrachon	483	39,310
Compagnie de Saint-Gobain	4,546	222,210
Compagnie Generale des Etablissements Michelin, Cl. B	2,122	118,031
Credit Agricole	9,810	231,491
Dassault Systemes	800	35,878
Essilor International	1,496	91,947
European Aeronautic Defense and Space	3,611	99,557
France Telecom	16,512 b	409,123
Gecina	370	29,111
Groupe Danone	3,568	294,255
Hermes International	145	28,001
Imerys	874	53,191
Klepierre	340	22,637
L'Air Liquide	1,628	263,624
L'Oreal	4,498	322,485
LVMH Moet Hennessy Louis Vuitton	3,628	247,662
Lafarge	2,476	212,246
Lagardere S.C.A.	1,875	114,112
PSA Peugeot Citroen	2,532	146,171
Pernod-Ricard	793	94,996
Pinault-Printemps-Redoute	1,000	97,580
Publicis	1,655	44,872
Renault	2,739	216,159
Sagem	256	25,088
Sanofi-Synthelabo	5,441	360,943
Schneider Electric	3,084	196,231
Societe BIC	450	19,304
Societe Generale, Cl. A	4,861	399,134
Societe Television Francaise 1	1,770	50,483
Sodexho Alliance	1,498	40,741
Suez	11,890	235,052
Technip	273	38,028
Thales	1,201	41,831
Thomson	3,560	66,348
Total	8,671	1,683,883
Unibail	644	67,532
Valeo	1,144	46,471
Vivendi Environment	4,200	112,054
Vinci	1,060	107,902
Vivendi Universal	15,077 b	377,016
Zodiac	560	19,215
		10,299,492
Germany--6.2%
Adidas-Salomon	686	81,641
Allianz	4,555	439,268
Altana	1,051	57,067
BASF	7,855	418,001
Bayer	9,722	259,612
Bayerische Hypo-und Vereinsbank	8,669 b	139,856
Beiersdorf	237	27,563
Commerzbank	7,575	129,868

Continental	2,000	94,390
DaimlerChrysler	12,743	569,339
Deutsche Bank	7,750	538,843
Deutsche Boerse	1,590	77,490
Deutsche Lufthansa	3,518	41,593
Deutsche Post	6,590	132,340
Deutsche Telekom	37,554 b	628,463
Douglas	440	12,602
E.ON	9,218	654,783
Epcos	690 b	11,755
Fresenius Medical Care	564	41,115
Gehe	482	30,756
HeidelbergCement	893	40,489
Hypo Real Estate	1,886	58,537
Infineon Technologies	9,400	102,646
KarstadtQuelle	380	7,782
Linde	1,263	68,244
MAN	1,533	56,846
MLP	1,065	14,694
Merck KGaA	770	43,182
Metro	2,178	99,382
Muenchener Rueckversicherungs-Gesellschaft	2,549	244,834
Puma Rudolf Dassler	240	56,576
QUIAGEN	1,800 b	17,272
RWE	5,808	283,548
SAP	3,033	486,391
Schering	2,625	147,494
Siemens	11,934	836,070
Suedzucker	700	12,979
TUI	1,795	30,774
ThyssenKrupp	4,646	82,896
Volkswagen	3,341	135,555
		7,212,536
Greece--.5%
Alpha Bank	2,969	70,418
Coca-Cola Hellenic Bottling	1,178	27,769
Commercial Bank of Greece	750	16,994
Cosmote Mobile Communications	1,800	28,866
EFG Eurobank Ergasias	2,870	62,127
Folli-Follie	200	6,612
Germanos	370	9,756
Hellenic Duty Free Shops	300	5,562
Hellenic Petroleum	1,600	13,292
Hellenic Technodomiki Tev	1,080	4,343
Hellenic Telecommunications Organization	3,700	44,992
Hyatt Regency Hotels and Tourism	600	6,140
Intracom	1,100	4,556
National Bank of Greece	3,690	78,634
OPAP	2,300	44,582
Piraeus Bank	2,400	26,063
Public Power	1,500	34,312
Technical Olympic	1,000	4,166
Titan Cement	800	18,454
Viohalco, Hellenic Copper and Aluminum Industry	1,550	10,450
		518,088
Hong Kong--1.6%
ASM Pacific Technology	2,500	8,734
BOC Hong Kong	55,000	93,784
Bank of East Asia	19,391	55,067
CLP	26,788	149,741
Cathay Pacific Airways	14,000	24,949
Cheung Kong	23,000	169,554
Cheung Kong Infrastructure	6,000	14,231
Esprit	11,000	49,078
Giordano International	20,000	12,116
Hang Lung Properties	18,000	24,808
Hang Seng Bank	11,400	145,791
Henderson Land Development	11,000	48,373
Hong Kong China & Gas	54,772	95,502
Hong Kong Exchanges & Clearing	16,000	33,026
Hong Kong Electric	20,500	88,047
Hopewell	10,000	19,744
Hopewell Highway Infrastructure (Warrants)	800 b	97
Hutchison Whampoa	31,800	214,043
Hysan Development	9,000	16,212
Johnson Electric	19,900	20,155
Kerry Properties	7,000	11,218
Kingboard Chemical	6,000	11,116
Li & Fung	24,000	33,231
MTR	19,500	29,251
New World Development	31,191	25,193
Orient Overseas International	3,000	8,731
PCCW	49,207 b	33,752
SCMP	11,759	4,673
Shangri-La Asia	14,000	13,103
Sino Land	14,664	9,212
SmarTone Telecommunications	4,000	4,385
Sun Hung Kai Properties	19,699	166,687
Swire Pacific, Cl. A	13,500	90,002
Techtronic Industries	12,000	17,846
Television Broadcasts	4,000	16,410
Texwinca	8,000	7,026
Wharf	18,171	55,912

Yue Yuen Industrial	6,800	16,870
		1,837,670

Ireland--.8%
Allied Irish Bank	12,514	192,697
Bank of Ireland	14,336	187,787
CRH	7,806	174,803
DCC	1,145	19,920
Depfa Bank	5,273	71,737
Eircom	6,800 b	11,789
Elan	5,744 b	116,526
Fyffes	4,100	8,540
Grafton	3,100 b	25,006
Greencore	2,474	8,489
Independent News & Media	8,990	20,565
Irish Life & Permanent	3,900	59,021
Kerry, Cl. A	1,976	40,871
Kingspan	1,760	10,171
Ryanair	2,000	10,836
Waterford Wedgwood (Units)	21,509	3,936
		962,694

Italy--3.7%
Alleanza Assicurazioni	6,900	73,934
Assicurazioni Generali	14,160	374,543
Autogrill	1,808 b	26,883
Autostrade	2,515	49,113
Banca Antonveneta	3,480	70,304
Banca Fideuram	4,720	24,208
Banca Intesa	47,518	176,205
Banca Intesa (RNC)	14,836	42,154
Banca Monte dei Paschi di Siena	16,850	50,412
Banca Nazionale del Lavoro	18,751 b	43,909
Banca Popolare di Milano	5,450	33,529
Banche Popolari Unite Scrl	4,970	81,138
Banco Popolare di Verona e Novara Scri	5,476	91,377
Benetton	730	7,875
Bulgari	1,900	18,666
Capitalia	20,873	63,328
Edison	11,700 b	19,636
Enel	35,883	282,969
Eni	38,756	797,891
Fiat	7,873 a,b	61,991
FinecoGroup	2,228 b	12,902
Finmeccanica	88,330	62,212
Gruppo Editoriale L'Espresso	2,400	13,003
Italcementi	1,065	14,014
Luxottica	1,930	32,740
Mediaset	8,735	93,176
Mediobanca	6,969	81,554
Mediolanum	4,030	24,696
Mondadori (Arnoldo) Editore	1,650	15,356
Pirelli & C.	28,626	28,226
Riunione Adriatica di Sicurta	4,484	80,870
SanPaolo IMI	13,932	159,347
Seat Pagine Gialle	57,670	22,704
Snam Rete Gas	13,295	57,143
Telecom Italia	121,991	362,037
Telecom Italia (RNC)	85,763	184,309
Telecom Italia Media	19,085 a	7,238
Telecom Italia Mobile	56,162	298,864
Tiscali	2,550	9,118
UniCredito Italiano	65,207	312,454
		4,262,028

Japan--22.4%
ACOM	1,060	68,191
ADERANS	600	12,247
ADVANTEST	1,100	64,349
AEON	3,700	126,813
AEON CREDIT SERVICE	320	19,610
AIFUL	650	61,119
AISIN SEIKI	2,400	52,434
ALL NIPPON AIRWAYS	7,000	21,354
ALPS ELECTRIC	2,000	26,899
AMADA	5,000	28,352
ANRITSU ELECTRIC	2,000 a	11,646
AOYAMA TRADING	800	18,016
ARIAKE JAPAN	320 a	8,757
ASAHI BREWERIES	5,600	59,489
ASHAI KASEI	17,900	78,535
ASATSU-DK	500	13,212
AUTOBACS SEVEN	400 a	12,561
Ajinomoto	8,800	102,248
Alfresa	300 a	16,285
Amano	1,000	8,434
Asahi Glass Co	11,800	106,084
BANDAI	1,100	26,796
BANK OF FUKUOKA	8,000 a	41,344
BELLSYSTEM24	40	7,468
BRIDGESTONE	9,400	169,521
Bank of Yokohama	15,000	81,423
Benesse	900	26,648

C&S	600	14,400
CANON	12,400	605,231
CAPCOM	600	5,669
CASIO COMPUTER	3,000	40,617
CHUGAI PHARMACEUTICAL	4,028	63,209
COCA-COLA WEST JAPAN	600	15,665
COMSYS	2,000	14,320
CREDIT SASON	2,000	60,473
CSK	1,000 a	42,080
Central Glass	3,000	22,637
Central Japan Railway	15	120,452
Chiba Bank	11,000	58,822
Chubu Electric Power	9,800	205,312
Citizen Watch	4,000	39,765
DAI NIPPON PRINTING	9,800	138,662
DAICEL CHEMICAL INDUSTRIES	4,000	18,842
DAIDO STEEL	200	474
DAIICHI PHARMACEUTICAL	3,500	64,219
DAIKIN INDUSTIES	3,000	73,886
DAINIPPON INK & CHEMICALS	9,000	20,672
DAINIPPON SCREEN MANUFACTURING	3,000 a	15,073
DAITO TRUST CONSTRUCTION	1,300	48,405
DENSO	7,800	191,055
DENTSU	21	53,510
DOWA MINING	4,000	24,153
Daimaru	3,000	23,121
Daiwa Bank	67,000	103,396
Daiwa House Industry	7,400	76,885
Daiwa Securities	18,000	118,057
Denki Kagaku Kogyo	5,600	18,239
EBARA	4,000	17,263
East Japan Railway	50	272,307
Eisai	3,700	108,555
FANUC	2,100	120,964
FAST RETAILING	800	56,346
FUJI ELECTRIC	7,000	17,146
FUJI SOFT ABC	400	13,028
FUJISAWA PHARMACEUTICAL	4,200	101,745
FUJITSU	24,800	153,533
FamilyMart	900	26,245
Fuji Photo Film	7,200	215,764
Fuji Television Network	6	13,081
Fujikura	5,000	24,225
Furukawa Electric	8,000	32,587
GUNZE	3,000	13,970
Goodwill Group	5	9,241
Gunma Bank	5,000	24,449
HANKYU DEPARTMENT STORES	2,000	14,786
HINO MOTORS	3,000	21,533
HIROSE ELECTRIC	400	38,760
HONDA MOTORS	11,500	559,239
HOUSE FOODS	1,020	13,508
HOYA	1,600	164,371
Hitachi Cable	3,000	12,705
Hitachi Capital	46,900	286,142
Hitachi Chemical	1,600	22,969
Hitachi Construction Machinery	2,000	22,143
Hitachi Credit	700	11,946
Hitachi Software Engineering	400	7,914
Hokkaido Electric Power	2,500	44,772
Hokugin Financial Group	11,000	25,957
ISHIHARA SANGYO KAISHA	4,000	7,680
ITO EN	400	18,662
ITO YOKADO	5,000	194,249
ITOCHU	19,500	75,232
ITOCHU TECHNO-SCIENCE	500	18,394
Isetan	2,600	29,743
Ishikawajima-Harima Heavy Industries	17,000	25,167
JAFCO	400	24,368
JAPAN TOBACCO	13	99,260
JFE Holdings	7,860	187,940
JGC	3,000	27,993
JSR	2,600	43,040
Japan Airlines System	9,600 a	27,821
Japan Real Estate Investment	3	21,318
Japan Retail Fund Investment	3	20,860
Joyo Bank	10,462	42,522
KANSAI PAINT	3,000	17,738
KAJIMA	12,800	43,181
KANDENKO	105	537
KANEBO	6,000 b	5,168
KANEKA	4,000	35,028
KATOKICHI	600	11,655
KEIO ELECTRIC	8,000	42,564
KEYENCE	440	93,010
KIKKOMAN	2,000	17,227
KIDEN	2,000	12,202
KINKI NIPPON RAILWAY	22,354	76,816
KIRIN BREWERY	10,000	97,797
KOKUYO	1,000	11,861
KOMATSU	14,600	86,063
KOMORI	1,000	15,324
KONAMI	1,200	26,002

KONICA MINOLTA	6,500	84,972
KOYO SEIKO	2,000 a	23,095
KUBOTA	16,000	72,496
Kaken Pharmaceutical	1,000 a	5,823
Kamigumi	3,400	23,306
Kansai Electric Power	10,699	194,868
Kao	8,000	198,107
Kawasaki Heavy Industries	17,000	24,862
Kawasaki Kisen Kaisha	7,000	35,045
Keihin Electric Express Railway	6,000 a	35,315
Kobe Steel	34,000	46,979
Kuraray	5,500	41,600
Kuraya Sanseido	1,200	16,656
Kurita Water Industries	1,400	19,821
Kyocera	2,400	185,187
Kyowa Hakko Kogyo	5,000	34,812
Kyushu Electric Power	6,000	112,243
LAWSON	900	34,884
LEOPALACE21	1,400	27,823
MABUCHI MOTOR	400	28,245
MAEDA ROAD CONSTRUCTION	200	1,358
MARUHA	400 b	714
MARUI	4,700	56,718
Makita	2,000	28,334
Marubeni	18,000	40,698
Matsumotokiyoshi	500	12,808
Matsushita Electric Industrial	33,195	441,984
Matsushita Electric Works	4,000	34,130
Meiji Dairies	3,000	16,069
Meiji Seika Kaisha	4,000	17,227
Meitec	500	17,496
Millea	22	323,718
Mineba	5,000	21,354
Mitsubishi	16,000	153,892
Mitsubishi Chemical	24,200	57,322
Mitsubishi Electric	26,000	118,505
Mitsubishi Estate	14,000	159,149
Mitsubishi Gas Chemical	5,000	19,290
Mitsubishi Heavy Industries	42,700	111,486
Mitsubishi Logistics	2,000	18,842
Mitsubishi Materials	14,000	28,765
Mitsubishi Rayon	7,000	24,369
Mitsubishi Tokyo Financial	67	599,336
Mitusi & Co.	18,400	137,849
Mitsui Chemicals	9,000	39,971
Mitsui Engineering & Shipbuilding	9,000	13,405
Mitsui Fudosan	10,000	111,076
Mitsui Mining & Smelting	8,000	32,587
Mitsui O.S.K. Lines	13,000	67,534
Mitsui Sumitomo Insurance	18,230	168,471
Mitsui Trust	8,380	58,646
Mitsukoshi	5,000 a	22,879
Mitsumi Electric	900	9,763
Mizuho Financial	112	424,064
Murata Manufacturing	3,300	163,734
NAMCO	500	12,606
NEC	23,800	148,410
NEC Electronics	600	31,008
NGK Insulators	4,000	31,510
NGK Spark Plug	2,000	19,506
NIKON	4,600	44,244
NIPPON MINING	9,300	39,051
NIPPON KAYAKU	2,000	10,838
NIPPON STEEL	12,000	23,041
NOK	1,400	42,205
NSK	7,000	31,214
NTN	6,000	31,170
NTT Data	19	54,381
NTT DoCoMo	298	518,703
Net One Systems	7	22,673
Nichii Gakkan	320	12,231
Nichirei	4,000	13,925
Nidec	700	65,004
Nikko Cordial	22,000	99,681
Nintendo	1,450	161,321
Nippon Building Fund	3	21,076
Nippon Express	12,000	63,416
Nippon Light Metal	5,400	11,240
Nippon Meat Packers	2,000	24,387
Nippon Mitsubishi Oil	18,800	115,544
Nippon Sanso	3,000	15,612
Nippon Sheet Glass	5,000	18,752
Nippon Shokubai	2,000	15,181
Nippon Steel	91,100	184,726
Nippon Telegraph & Telephone	78	388,408
Nippon Unipac	13	63,802
Nippon Yusen Kabushiki Kaisha	13,800	63,270
Nishimatsu Construction	3,000	9,206
Nissan Chemical Industries	2,000	14,858
Nissan Motor	36,800	396,874
Nisshin Seifun	2,000	19,829
Nisshinbo Industries	2,000	14,302
Nissin Food Products	1,200	30,362

Nitori	250	15,410
Nitto Denko	2,500	104,526
Nomura	28,000	383,868
Nomura Research Institute	300	28,020
OBAYASHI	9,000	42,798
OBIC	100	19,290
OJI PAPER	12,000	76,874
OKUMARA	3,000	14,158
OLYMPUS OPTICAL	3,000	58,005
OMRON	3,200	68,476
ONWARD KASHIYAMA	2,000	27,240
ORACLE CORPORATION JAPAN	500	24,853
ORIENTAL LAND	800	49,886
ORIX	1,240	133,952
OSAKA GAS	30,000	79,943
Odakyu Electric Railway	10,000	52,218
Oki Electric Industry	8,000 b	28,711
PIONEER	2,200	47,571
Promise	1,300	84,213
Q.P.	1,500	12,705
RICOH	10,000	194,697
RINNAI	500	14,759
ROHM	1,600	171,118
RYOHIN KEIKAKU	400	18,052
Rakuten	6	35,961
SAMMY	500 a	24,629
SAPPORO	4,000 a	14,966
SEVEN ELEVEN JAPAN	6,000	184,110
SHIMACHU	700	16,895
SHIMAMURA	300	21,803
SHIMANO	1,000	24,090
SHIMIZU	8,000	33,233
SHIZUOKA BANK	8,400	68,282
SMC	800	78,238
Saizeriya	400	5,713
Sanden	2,000	12,920
Sanken Electric	2,000	22,431
Sankyo	5,500	118,680
Sankyo NPV	700	26,378
Sanwa Shutter	2,200	10,560
Sanyo Electric	22,000	83,890
Secom Co.	3,000	121,125
Sega Enterprises	1,400 b	18,276
Seiko Epson	1,400	54,767
Seino Transportation	2,000	19,201
Sekisui Chemical	6,000	43,174
Sekisui House	7,000	70,405
77 Bank	5,000	31,493
Sharp	14,000	202,108
Shin-Etsu Chemical	5,300	179,750
Shinsei Bank	8,000	43,641
Shionogi & Co.	4,000	71,383
Shisheido	5,000	62,133
Showa Denko	14,000	31,277
Showa Shell Sekiyu	2,100	18,992
Skylark	1,000	18,573
Snow Brand Milk Products	1,750	5,433
Softbank	3,400 a	119,582
Sojitz	2,600	8,911
Sony	13,680	479,914
Stanley Electric	2,200	33,517
Sumitomo	12,000	83,765
Sumitomo Bakelite	2,000	12,041
Sumitomo Chemical	20,000	82,186
Sumitomo Electric Industries	9,800	93,204
Sumitomo Heavy Industries	7,000	19,218
Sumitomo Metal Industries	54,000	58,140
Sumitomo Metal Mining	8,000	47,732
Sumitomo Mitsui Financial	60 a	361,222
Sumitomo Osaka Cement	5,000	12,561
Sumitomo Realty & Development	6,000	68,315
Sumitomo Trust & Banking	17,000	99,448
Suruga Bank	3,000	20,726
Suzuken	720	20,995
T&D	2,350	109,008
TAIHEIYO CEMENT	12,000	28,747
TAISEI	11,000	34,839
TAISHO PHARMACEUTICAL	3,000	62,850
TAKARA	2,000	14,589
TAKEFUJI	1,010	72,496
TAKUMA	1,000	6,926
TDK	1,800	124,355
TEIJIN	12,000	41,667
TEIKOKU OIL	3,000	15,558
TERUMO	2,500	60,563
THK	1,500	24,117
TIS	500	19,111
TOBU RAILWAY	11,000	43,426
TODA	3,000	11,897
TOHO	1,900	27,531
TOKYO BROADCASTING SYSTEM	500	8,515
TOKYO GAS	37,000	132,125
TOKYO STYLE	1,000	11,296

TOKYO	14,820	67,947
TOKYU LAND	5,000	13,503
TOPPAN PRINTING	8,000	79,960
TORAY INDUSTRIES	18,000	85,272
TOSHIBA	43,000	157,795
TOTO	5,000	48,585
TOYO SEIKAN KAISHA	2,000	31,582
TOYO SUISAN KAISHA	1,000	12,292
TOYOBO	8,200	20,674
TOYODA GOSEI	800	17,586
Taiyo Yuden	2,100	25,248
Takashimaya	4,000	37,181
Takeda Chemical Industries	13,200	617,038
Tohoku Electric Power	6,300	103,441
Tokyo Electric Power	16,972	384,499
Tokyo Electronics	2,600	127,136
TonenGeneral Sekiyu	4,000	32,049
Tosoh	7,000	22,547
Tostem Inax	3,424	69,583
Toyota Industries	2,900	68,041
Toyota Motor	42,814	1,720,934
Trend Micro	1,500	61,370
UFJ	57	228,603
UNI-CHARM	600	31,439
UNIDEN	1,000	20,546
UNY	3,000	34,453
USHIO	2,000	33,359
USS	350	28,262
Ube Industries	10,600	14,266
WACOAL	2,000	20,044
WORLD	500	14,041
West Japan Railway	24	96,039
YAKULT HONSHA	2,000 a	29,967
YAMADA DENKI	1,100	37,997
YAMAHA	2,400	36,391
YAMATO TRANSPORT	6,400	101,810
YAMAZAKI BAKING	2,000	19,003
YOKOGAWA ELECTRIC	2,900	33,825
Yahoo Japan	14	111,040
Yamaha Motor	3,000	45,893
Yamanouchi Pharamaceutic	4,600	157,660
Yasuda Fire & Marine Insurance	11,000	108,465
ZEON	2,000	12,706
		26,191,019

Luxembourg--.1%
Arcelor	7,098	117,844

Netherlands--4.6%
ABN Amro	23,079	483,477
ASML	7,136 b	101,980
Aegon	20,169	229,469
Akzo Nobel	4,035	133,205
Corio	712	30,397
DSM	1,150	57,735
Euronext	1,420	37,851
Getronics	7,200 b	16,297
Hagemeyer	6,642	14,794
Heineken	3,623	113,540
IHC Caland	432	18,360
ING Groep	25,929	601,868
Koninklijke Ahold	22,977 b	170,958
Koninklijke Numico	2,222 b	69,314
Koninklijke (Royal) KPN	29,490	217,998
Koninklijke (Royal) Philips Electronics	19,475	472,221
Oce	1,200	18,088
Randstad	660	18,069
Reed Elsevier	10,389	132,833
Rodamco Europe	710	43,851
Royal Dutch Petroleum	30,933	1,551,865
TPG	4,620	101,289
Unilever	8,524	524,925
VNU	3,523	93,101
Vedior	2,320	34,077
Wereldhave	310	25,454
Wolters Kluwer	4,129	69,496
		5,382,512

New Zealand-.2%
Auckland International Airport	3,347	15,018
Carter Holt Harvey	11,800	16,527
Contact Energy	4,100	15,642
Fisher & Paykel Appliances	3,468	10,550
Fisher & Paykel Healthcare	1,300	11,139
Fletcher Building	5,822	18,375
Independent Newspapers	1,500	4,506
NGC	3,200	5,800
Sky City Entertainment	5,800	17,827
Sky Network Television	1,300 b	4,350
Telecom Corporation of New Zealand	28,215	109,433
Tenon	1,240	1,540
Tower	5,000 b	6,084

Warehouse	2,700	7,597
Waste Management	1,400	4,303
		248,691

Norway--.5%
DnB	9,555	65,506
Frontline	600	23,009
Kvaerner	417 a,b	6,492
Norsk Hydro	2,174	137,553
Norske Skogindustrier	1,680	29,993
Orkla	2,879	69,286
Petroleum Geo-Services	270	10,219
Schibsted	700	12,297
Smedvig, Cl. A	400	4,456
Statoil	6,535	81,903
Storebrand	3,350	21,818
Tandberg	2,000	17,996
Telenor	12,481	85,030
Tomra Systems	2,550	9,397
Yara International	2,974	26,335
		601,290
Portugal--.3%
BPI-SGPS	5,214	19,209
Banco Comercial Portugues	27,069	56,054
Banco Espirito Santo	1,444	23,557
Brisa-Auto Estradas de Portugal	5,100	36,165
Cimpor-Cimentos de Portugal -SGPS	2,845	14,283
EDP	27,180	72,646
Jeronimo Martins	525 a,b	5,689
PT Multimedia	780	16,800
Portugal Telecom	13,044	133,801
Sonae	13,560	14,040
		392,244
Singapore--.8%
Allgreen Properties	6,000	3,661
Ascendas Real Estate Investment Trust (A-REIT)	7,000	5,980
Capitaland	14,000 a,b	12,774
CapitaMall Trust	8,000	7,857
Chartered Semiconductor Manufacturing	14,000	8,299
City Developments	7,000	24,815
ComfortDelGro	23,700	17,216
Creative Technology	750	7,627
DBS	16,059	144,655
Datacraft Asia	3,000 b	2,505
Fraser & Neave	2,430	20,053
Haw Par	1,658	4,606
Jardine Cycle & Carriage	1,422	5,413
Keppel	8,500	36,060
Keppel Land	5,000	5,405
Neptune Orient Lines	15,000	21,183
Oversea-Chinese Banking	14,143	105,204
Overseas Union Enterprise	1,000	4,271
Parkway	7,000	4,515
SMRT	8,000	3,161
ST Assembly Test Services	4,000 b	2,673
SembCorp Industries	13,037	9,773
SembCorp Logistics	4,000	5,137
SembCorp Marine	7,000	4,231
Singapore Airlines	8,000	51,605
Singapore Exchange	9,000	9,101
Singapore Land	2,000	5,161
Singapore Post	18,000	8,473
Singapore Press	25,075	62,660
Singapore Technologies Engineering	20,000	24,524
Singapore Telecommunications	92,900	123,633
United Overseas Bank	18,112	144,201
United Overseas Land	5,000	6,509
Venture	4,000	37,658
Wing Tai	6,000	3,121
		943,720

Spain--3.4%
ACS	3,789	63,272
Abertis Infraestructuras (Rights)	3,547	3,032
Acciona	400	23,906
Acerinox	2,680	37,138
Altadis	4,081	127,550
Amadeus Global Travel Distribution	5,020	31,851
Antena 3 Television	288 b	15,222
Autopistas Concesionaria Espanola	3,547	60,170
Banco Bilbao Vizcaya Argentaria	48,035	639,619
Banco Popular Espanol	2,360	127,121
Banco Santander Central Hispano	63,989	608,613
Corporacion Mapfre	1,852	21,227
Endesa	14,099	256,654
Fomento de Construcciones y Contratas	631	22,381
Gamesa	1,542	21,684
Gas Natural SDG, Cl. E	2,391	55,241
Grupo Ferrovial	900	39,257
Iberdrola	11,340	232,097
Iberia Lineas Aereas de Espana	6,314	16,116
Indra Sistemas	2,010	25,651
Industria de Diseno Textil	3,278	75,063

Metrovacesa	500	19,745
NH Hoteles	1,165 b	12,623
Promotora de Informaciones	1,230	19,843
Repsol-YPF	13,552	287,813
Sacyr Vallehermoso	1,470	19,910
Sociedad General de Aguas de Barcelona	839	14,293
Sogecable	538 a,b	19,918
Telefonica	70,009	1,020,720
Telefonica Publicidad e Informacion	2,277	14,666
Union Fenosa	3,201	67,751
Zeltia	2,069 a	13,426
		4,013,573

Sweden--2.3%
Alfa Laval	1,200	19,156
Assa Abloy, Cl. B	4,520	53,600
Atlas Copco, Cl. A	1,710	61,279
Atlas Copco, Cl. B	1,000	32,969
Axfood	420	10,454
Billerud	800	12,197
Capio	1,120 b	10,654
Castellum	600	14,504
D. Carnegie & Co.	870	7,114
Drott, Cl. B	700	9,760
Electrolux, Cl. B	4,205	73,427
Elekta, Cl. B	400 b	9,330
Eniro (Redemptions Rights)	2,173	16,778
Gambro, Cl. A	2,742	28,675
Gambro, Cl. B	1,300	13,468
Getinge, Cl. B	2,400	27,678
Hennes & Mauritz, Cl. B	7,020	180,671
Hoganas, Cl. B	400	9,148
Holmen, Cl. B	700	20,068
Lundin Petroleum	2,300 b	11,569
Modern Times Group, Cl. B	700 b	11,813
Nordea Bank	32,500	221,286
OMHEX	1,050 b	11,322
SAS	1,050 b	7,081
SKF, Cl. B	1,400	53,180
SSAB Svenskt Stal, Ser. A	900	16,126
SSAB Svenskt Stal, Ser. B	400	6,854
Sandvik	3,267	112,180
Scania, Ser. B	1,462	48,677
Securitas, Cl. B	4,450	50,160
Skandia Forsakrings	14,860	57,899
Skandinaviska Enskilda Banken, Cl. A	6,990	94,276
Skanska, Cl. B	5,650	48,593
Svenska Cellulosa, Cl. B	2,880	106,585
Svenska Handelsbanken, Cl. A	8,180	152,431
Swedish Match	4,764	46,560
Telefonaktiebolaget LM Ericsson, Cl. B	217,556 b	581,178
Tele2, Cl. B	1,415 b	56,239
TeliaSonera	27,674	123,334
Trelleborg, Cl. B	1,040	15,992
Volvo, Cl. A	1,422	49,198
Volvo, Cl. B	3,365	120,587
WM-Data, Cl. B	5,000	9,317
Wihlborgs Fastigheter	810	10,476
		2,633,843

Switzerland--6.9%
ABB	27,613 b	143,315
Adecco	1,974	91,745
Ciba Specialty Chemicals	1,027 b	70,843
Clariant	3,300	44,495
Compagnie Financiere Richemont	7,720	199,132
Credit Suisse	16,795	538,763
Geberit	54	36,300
Givaudan	108	61,878
Holcim	2,730	142,864
Kudelski	435 b	12,326
Kuoni Reisen	41	16,761
Logitech International	672 b	29,074
Lonza	530	23,427
Micronas Semiconductor	450	18,713
Nestle	5,989	1,530,780
Nobel Biocare	300	41,087
Novartis	35,350	1,572,216
Phonak	600	17,235
Rieter	65	16,665
Roche (Bearer)	10,443	1,032,260
SGS Societe Generale de Surveillance	65	35,006
STMicroelectronics	8,665	161,074
Schindler	83	23,550
Serono, Cl. B	96	59,430
Straumann	110	19,002
Sulzer	57	14,836
Swatch (Bearer)	505	64,341
Swatch (Reg'd)	920	23,882
Swiss Reinsurance	4,764	278,277
Swisscom	387	125,657
Syngenta	1,599	132,559
Synthes Stratec	685	67,464

UBS	16,701	1,117,055
Unaxis	160	16,540
Valora	61	13,470
Zurich Financial Services	2,129 b	301,207
		8,093,229

United Kingdom--24.5%
AMEC	4,108	20,338
ARM	15,550	29,761
Aegis	15,640	23,819
Aggreko	4,440	12,494
Alliance Unichem	3,600	43,206
Amvescap	10,950	56,351
Arriva	2,750	20,816
Associated British Ports	4,620	33,899
AstraZeneca	24,998	1,118,712
Aviva	33,395	340,072
BAA	15,830	161,059
BAE SYSTEMS	45,279	175,997
BBA	7,293	34,746
BG	52,240	325,598
BHP Billiton	36,526	332,768
BOC	7,432	127,445
BP	327,041	3,068,692
BPB	7,530	53,847
BT	127,469	437,515
Balfour Beatty	6,400	30,841
Barclays	97,195	813,024
Barratt Developments	3,370	34,594
Bellway	1,579	20,731
Berkeley	1,555	32,943
Boots	11,574	143,749
Brambles Industries	11,100	42,943
British Airways	8,441 b	35,419
British American Tobacco	22,973	349,241
British Land	7,220	92,298
British Sky Broadcasting	18,646	204,967
Bunzl	6,863	54,912
Cable & Wireless	36,053 b	71,133
Cadbury Schweppes	30,541	250,057
Capita	10,070	56,034
Carnival	2,495	122,046
Cattles	5,170	28,181
Centrica	63,123	271,469
Close Brothers	1,734	21,032
Cobham	1,767 b	44,182
Compass	31,939	185,709
Cookson	26,800	17,179
Corus	56,500 b	46,748
Daily Mail and General Trust, Cl. A	4,433	54,131
Davis Service	2,756	18,794
De La Rue	2,707	16,047
Diageo	45,321	561,651
Dixons	28,839	84,170
EMAP	3,715	49,113
EMI	12,030	49,112
Electrocomponents	6,726	40,087
Enterprise Inns	4,890	47,395
Exel	4,332	57,033
FKI	8,710	19,165
FirstGroup	6,290	32,627
Friends Provident	25,920	61,864
GKN	10,550	44,125
GUS	14,999	234,837
GlaxoSmithKline	88,073	1,788,946
Great Portland Estates	1,720	8,820
Group 4 Securicor	15,806 b	33,629
HBOS	57,455	744,413
HMV	5,431	21,777
HSBC	163,152	2,395,721
Hammerson	4,200	52,851
Hanson	10,947	76,093
Hays	26,350	58,458
Hilton	23,659	112,182
ICAP	6,519	25,191
IMI	5,185	34,108
ITV	61,535	116,934
Imperial Chemical Industries	17,929	74,009
Imperial Tobacco	10,786	234,581
Inchcape	1,088	32,150
InterContinental Hotels	10,880	115,642
International Power	17,173 b	45,827
Intertek Group	2,193	22,212
Invensys	80,022 b	23,283
Johnson Matthey	3,327	54,813
Kelda	5,783	54,263
Kesa Electricals	8,100	41,390
Kidde	13,130	28,413
Kingfisher	34,492	178,130
Land Securities	6,919	142,552
Legal & General	96,211	169,706
Liberty International	3,700	53,557
Lloyds TSB	82,770	620,490

LogicaCMG	10,537	31,520
London Stock Exchange	3,609	23,366
MFI Furniture	9,710	23,307
Man	4,188	99,613
Marconi	2,864	32,550
Marks & Spencer	33,405	210,786
Meggit	4,200	16,497
Meggitt (Rights)	1,800 b	2,272
Misys	8,027	26,785
Mitchells & Butlers	7,640	37,476
National Express	1,927	24,003
National Grid Transco	45,561	360,606
Next	3,946	107,419
Novar	6,100	12,867
Pearson	11,911	133,531
Peninsular and Oriental Steam Navigation	10,773	43,735
Persimmon	4,160	44,216
Pilkington	14,452	25,229
Premier Farnell	5,140	19,558
Provident Financial	3,853	39,587
Prudential	29,723	245,116
Punch Taverns	3,527	30,561
RMC	3,796	41,313
Rank	8,646	46,499
Reckitt Benckiser	8,840	241,769
Reed Elsevier	18,815	166,623
Rentokil Initial	26,400	68,170
Reuters	21,265	125,869
Rexam	8,309	64,442
Rio Tinto	15,787	411,384
Rolls-Royce	22,835	100,177
Royal & Sun Alliance Insurance	43,682	61,362
Royal Bank of Scotland	44,101	1,239,822
SABMiller	11,853	151,094
SSL International	2,600	14,066
Sage	19,198	60,308
Sainsbury (J)	20,309	99,620
Schroders	1,845	19,107
Scottish & Newcastle	11,857	86,030
Scottish & Southern Energy	12,699	165,920
Scottish Power	27,497	197,008
Serco	6,722	24,569
Severn Trent	5,168	74,900
Shell Transport & Trading	143,446	1,039,485
Signet	26,033	51,364
Slough Estates	6,000	48,771
Smith & Nephew	13,842	139,699
Smiths	8,400	111,507
Stagecoach	14,521	23,237
Tate & Lyle	6,102	36,395
Taylor Woodrow	8,350	37,808
Tesco	113,605	525,759
3i	9,193	95,454
Tomkins	11,360	52,109
Trinity Mirror	4,451	50,344
Unilever	40,927	361,327
United Business Media	5,154	46,299
United Utilities	8,401	78,752
United Utilities, Cl. A	4,746	28,351
Vodafone	1,004,322	2,177,874
WPP	15,689	145,073
Whitbread	4,295	63,966
William Hill	6,340	59,490
George Wimpey	5,600	37,704
Wolseley	8,674	134,861
Yell	10,410	63,510
		28,576,650

Total Common Stocks
(cost $98,694,200)		111,615,111

Preferred Stocks--.5%

Australia--.3%
News Corporation	39,928	320,719

Germany--.2%
Fresenius Medical Care	400	20,708
Henkel KGaA	890	65,470
Porsche	118	76,290
ProSiebenSat.1 Media	1,125	19,409
RWE	546	22,679
Volkswagen	1,630	45,332
		249,888
New Zealand --.0%
Tenon	3,250 b	4,037

Total Preferred Stocks		574,644
(cost $493,736)

Other Investments--2.7-%	Shares	Value ($)

Registered Investment Companies:

Dreyfus Institutional Cash Advantage Fund	1,050,000 c	1,050,000
Dreyfus Institutional Cash Advantage Plus Fund	1,050,000 c	1,050,000
Dreyfus Institutional Preferred Plus Market Fund	1,050,000 c	1,050,000
Total Other Investments
(cost $3,150,000)		3,150,000

	Principal
Short-Term Investments--.3%	Amount($)	Value ($)

U.S.Treasury Bill;
1.29%, 9/30/2004
(cost $319,314)	320,000 d	319,302

Investment of Cash Collateral for Securities Loaned--.6%	Shares	Value ($)

Registered Investment Company
Dreyfus Institutional Cash Advantage Fund
(cost $726,587)	726,587 c	726,587

Total Investments (cost $103,383,837)	99.6%	116,385,644

Cash and Receivables ( Net)	0.4%	509,063

Net Assets	100.0%	116,894,707

a A portion of these securities are on loan. At July 31, 2004, the total market value of the portfolio's securities on loan is $693,256 and the total market value of the collateral held by the portfolio is $726,587
b Non-income producing
c Investments in affiliated money market mutual funds
d Partially held by the broker in a segregated account as collateral for open financial futures positions.

See notes to financial statements.

DREYFUS INTERNATIONAL STOCK INDEX
Statement of Financial Futures
July 31, 2004

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2004 ($)

Financial Futures Long

DJ Euro STOXX 50	56	1,831,160	September 2004	(46,899)
Financial Times 100	20	1,603,873	September 2004	(7,062)
TOPIX	11	1,124,624	September 2004	(18,840)

				(72,801)

Item 2.
Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INDEX FUNDS, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	_September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	_September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	_September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)